Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios
The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2020					12/31/2019
		Reduction/(Increase) of					Reduction/(Increase) of
Financial Assets (1)	Expected Loss (2)	Expected Loss			Financial Assets (1)	Expected Loss (2)	Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
951,343	(51,480)	(830)	491	1,416	793,610	(40,247)	(328)	13	193

(1)	Composed of Loan operations, lease operations and securities.
(2)	Comprises expected credit loss for Financial Guarantees R$ (907) (R$ (837) at 12/31/2019) and Loan Commitments R$ (3,485) (R$ (3,303) at 12/31/2019).

Summary of Credit Risk Exposure

	12/31/2020			12/31/2019
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,294,428	466,835	1,761,263	1,073,430	336,803	1,410,233
At Amortized Cost	861,485	324,255	1,185,740	755,773	254,871	1,010,644
Interbank deposits	17,775	37,910	55,685	10,620	23,963	34,583
Securities purchased under agreements to resell	237,528	2,415	239,943	197,157	1,271	198,428
Securities	103,146	26,658	129,804	114,046	19,073	133,119
Loan and lease operations	468,461	245,643	714,104	386,206	199,585	585,791
Other financial assets	67,425	25,830	93,255	75,968	18,784	94,752
(-) Provision for Expected Loss	(32,850)	(14,201)	(47,051)	(28,224)	(7,805)	(36,029)
At Fair Value Through Other Comprehensive Income	48,992	60,950	109,942	35,990	40,670	76,660
Securities	48,992	60,950	109,942	35,990	40,670	76,660
At Fair Value Through Profit or Loss	383,951	81,630	465,581	281,667	41,262	322,929
Securities	365,718	23,353	389,071	271,470	9,605	281,075
Derivatives	18,227	58,277	76,504	10,197	31,657	41,854
Other financial assets	6	—	6	—	—	—
Financial liabilities – provision for expected loss	3,655	737	4,392	3,581	559	4,140
Loan Commitments	3,135	350	3,485	2,909	394	3,303
Financial Guarantees	520	387	907	672	165	837
Off balance sheet	372,542	58,773	431,315	338,262	48,893	387,155
Financial Guarantees	51,830	17,103	68,933	52,663	14,057	66,720
Letters of credit to be released	41,477	—	41,477	15,013	—	15,013
Loan commitments	279,235	41,670	320,905	270,586	34,836	305,422
Mortgage loans	6,357	—	6,357	5,536	—	5,536
Overdraft accounts	126,302	—	126,302	124,449	—	124,449
Credit cards	144,386	3,859	148,245	138,014	2,823	140,837
Other pre-approved limits	2,190	37,811	40,001	2,587	32,013	34,600

Total	1,663,315	524,871	2,188,186	1,408,111	385,137	1,793,248

Summary of Maximum Exposure of Financial Assets Segregated by Business Sector
Loans and lease operations

	12/31/2020%		12/31/2019%
Industry and commerce	163,784	22.9	129,998	22.2
Services	172,322	24.1	126,718	21.6
Other sectors	37,565	5.3	26,693	4.6
Individuals	340,433	47.7	302,382	51.6

Total	714,104	100.0	585,791	100.0

Other financial assets
(*)

	12/31/2020%		12/31/2019%
Public sector	713,705	71.2	562,485	73.5
Services	79,788	8.0	59,193	7.7
Other sectors	67,636	6.8	45,744	6.0
Financial	139,820	14.0	98,297	12.8

Total	1,000,949	100.0	765,719	100.0

(*)
Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.

Summary of Breakdown of Indicators of Credit Quality

12/31/2020
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,158	190,273	854	390,285	30,793	19,387	—	50,180	25,532	987	—	26,519	255,483	210,647	854	466,984
Corporate	123,665	17,670	43,602	184,937	2,793	16	595	3,404	8,063	93	2,516	10,672	134,521	17,779	46,713	199,013
Micro/Small and medium companies	96,784	50,813	5,434	153,031	15,965	3,884	440	20,289	9,206	307	131	9,644	121,955	55,004	6,005	182,964
Foreign loans - Latin America	167,601	35,960	14,498	218,059	16,692	1,414	676	18,782	17,852	101	187	18,140	202,145	37,475	15,361	254,981

Total	587,208	294,716	64,388	946,312	66,243	24,701	1,711	92,655	60,653	1,488	2,834	64,975	714,104	320,905	68,933	1,103,942

%	62.1	31.1	6.8	100.0	71.5	26.7	1.8	100.0	93.3	2.3	4.4	100.0	64.7	29.1	6.2	100.0

	12/31/2019
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total	Loans Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,907	197,717	861	398,485	19,070	6,437	—	25,507	21,513	763	—	22,276	240,490	204,917	861	446,268
Corporate	91,448	16,411	44,720	152,579	911	22	200	1,133	8,430	102	3,420	11,952	100,789	16,535	48,340	165,664
Micro/Small and medium companies	77,722	50,307	4,817	132,846	7,225	2,378	38	9,641	5,786	190	46	6,022	90,733	52,875	4,901	148,509
Foreign loans - Latin America	132,812	29,842	12,087	174,741	14,714	1,166	424	16,304	6,253	87	107	6,447	153,779	31,095	12,618	197,492

Total	501,889	294,277	62,485	858,651	41,920	10,003	662	52,585	41,982	1,142	3,573	46,697	585,791	305,422	66,720	957,933

%	58.5	34.3	7.2	100.0	79.7	19.0	1.3	100.0	89.9	2.4	7.7	100.0	61.1	31.9	7.0	100.0

Summary of Internal Rating

Internal Rating	12/31/2020				12/31/2019
	Stage 1	Stage 2	Stage 3	Total loans	Stage 1	Stage 2	Stage 3	Total loans
Low	501,463	13,172	—	514,635	420,936	4,204	—	425,140
Medium	84,193	37,249	—	121,442	80,106	17,871	—	97,977
High	1,552	15,822	—	17,374	847	19,845	—	20,692
Credit-Impaired	—	—	60,653	60,653	—	—	41,982	41,982

Total	587,208	66,243	60,653	714,104	501,889	41,920	41,982	585,791

%	82.2	9.3	8.5	100.0	85.6	7.2	7.2	100.0

Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk
Other financial assets

	12/31/2020
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	14,204	3,232	2,997	10,943	10,943	1,232	264
Government securities	483,791	479,477	483,791	—	—	—	—
Brazilian government	422,098	417,782	422,098	—	—	—	—
Other Public	—	36	—	—	—	—	—
Other countries	61,693	61,659	61,693	—	—	—	—
Argentina	1,498	1,480	1,498	—	—	—	—
United States	5,835	5,847	5,835	—	—	—	—
Mexico	10,222	10,227	10,222	—	—	—	—
Italy	130	133	130	—	—	—	—
Spain	4,844	4,847	4,844	—	—	—	—
Korea	3,947	3,951	3,947	—	—	—	—
Chile	23,195	23,183	23,195	—	—	—	—
Paraguay	2,950	3,011	2,950	—	—	—	—
Uruguay	978	964	978	—	—	—	—
Colombia	8,089	8,012	8,089	—	—	—	—
Peru	5	4	5	—	—	—	—
Corporate securities	127,757	122,695	122,326	3,485	2,738	5,873	2,693
Rural product note	5,823	5,717	5,723	38	36	115	64
Real estate receivables certificates	5,342	5,290	5,268	77	73	—	1
Bank deposit certificate	1,066	1,064	1,066	—	—	—	—
Debentures	62,723	57,963	58,365	2,402	1,779	5,462	2,579
Eurobonds and other	7,604	7,445	7,604	—	—	—	—
Financial bills	15,783	15,784	15,783	—	—	—	—
Promissory notes	7,629	7,611	7,629	—	—	—	—
Other	21,787	21,821	20,888	968	850	296	49

Total	625,752	605,404	609,114	14,428	13,681	7,105	2,957

	12/31/2019
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	8,267	8,322	8,062	—	—	955	205
Government securities	366,998	364,078	366,998	—	—	—	—
Brazilian government	327,681	324,637	327,681	—	—	—	—
Other Public	—	36	—	—	—	—	—
Other countries	39,317	39,405	39,317	—	—	—	—
Argentina	318	349	318	—	—	—	—
United States	2,977	2,979	2,977	—	—	—	—
Mexico	7,820	7,820	7,820	—	—	—	—
Italy	329	328	329	—	—	—	—
Spain	4,984	4,984	4,984	—	—	—	—
Korea	3,427	3,427	3,427	—	—	—	—
Chile	12,317	12,227	12,317	—	—	—	—
Paraguay	1,782	1,959	1,782	—	—	—	—
Uruguay	710	716	710	—	—	—	—
Colombia	4,622	4,585	4,622	—	—	—	—
Peru	8	8	8	—	—	—	—
Germany	23	23	23	—	—	—	—
Corporate securities	112,936	109,169	108,685	637	402	6,784	3,849
Rural product note	5,341	5,122	5,114	62	58	204	169
Real estate receivables certificates	7,312	7,253	7,280	10	11	20	21
Bank deposit certificate	3,217	3,217	3,217	—	—	—	—
Debentures	51,510	47,751	47,607	336	283	6,311	3,620
Eurobonds and other	5,732	5,671	5,704	29	28	—	—
Financial bills	18,514	18,517	18,514	—	—	—	—
Promissory notes	5,311	5,314	5,311	—	—	—	—
Other	15,999	16,324	15,938	200	22	249	39

Total	488,201	481,569	483,745	637	402	7,739	4,054

Summary of Financial Assets Individually Evaluated Classified by Rating
Other Financial Assets—Internal Classification by Level of Risk

	12/31/2020
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	295,334	123,553	463,168	109,942	991,997
Medium	—	4,396	2,192	—	6,588
High	294	1,855	215	—	2,364

Total	295,628	129,804	465,575	109,942	1,000,949

%	29.5	13.0	46.5	11.0	100.0

(*)	Includes Derivatives in the amount of R$ 76,504 at 12/31/2020.

	12/31/2019
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	233,011	127,251	321,595	76,660	758,517
Medium	—	3,721	952	—	4,673
High	—	2,147	382	—	2,529

Total	233,011	133,119	322,929	76,660	765,719

%	30.4	17.4	42.2	10.0	100.0

(*)	Includes Derivatives in the amount of R$ 41,854 at 12/31/2019.

Summary of Collateral for Loans and Financial Lease Operations
Collateral for loans and lease operations

	12/31/2020				12/31/2019
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	80,907	202,819	1,746	1,621	65,921	170,045	1,997	1,867
Personal (1)	1,960	6,759	737	698	978	2,982	857	819
Vehicles (2)	21,595	44,673	999	918	17,720	37,355	1,102	1,020
Mortgage loans (3)	57,352	151,387	10	5	47,223	129,708	38	28
Micro, small and medium companies and corporates (4)	151,129	444,696	31,582	27,011	115,608	311,043	11,097	6,142
Foreign loans – Latin America (4)	161,987	309,489	15,381	9,050	123,367	222,300	7,348	2,841
Total	394,023	957,004	48,709	37,682	304,896	703,388	20,442	10,850

(1)	In general requires financial collaterals.
(2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
(3)	Properties themselves are pledged as collateral.
(4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and others).

Of total loans and lease operations R$ 271,372 (R$ 260,453 at 12/31/2019), represented unsecured loans.

Summary of VaR Total - Historical Simulation

	VaR Total (Historical Simulation) (Reais million)
	12/31/2020 (*)				12/31/2019 (*)
	Average	Minimum	Maximum	Var Total	Average	Minimum	Maximum	Var Total
VaR by risk factor group	614	292	1,961	431	816	652	960	813
Interest rates
Currencies	29	9	71	24	28	11	59	11
Shares	23	9	49	30	30	14	57	29
Commodities	2	1	4	1	2	1	5	1
Effect of diversification	—	—	—	(263)	—	—	—	(576)

Total risk	282	166	763	223	334	209	472	278

(*)	VaR by Group of Risk Factors considers information from foreign units.

Summary of Position of Accounts Subject to Interest Rate Risk
The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks; it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2020						12/31/2019
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	478,065	335,803	185,587	568,219	227,397	1,795,071	264,750	382,751	141,277	443,579	203,328	1,435,685
At amortized cost	406,497	251,388	121,432	314,949	125,282	1,219,548	222,026	354,893	102,649	244,862	111,666	1,036,096
Compulsory deposits in the Central Bank of Brazil	83,133	—	—	—	—	83,133	86,836	—	—	—	—	86,836
Interbank deposits	34,998	5,410	8,178	6,864	187	55,637	23,337	4,448	3,290	3,474	32	34,581
Securities purchased under agreements to resell	196,053	43,625	170	10	77	239,935	22,617	175,643	—	—	162	198,422
Securities	9,325	16,907	11,440	55,070	33,997	126,739	1,290	13,659	14,817	56,178	44,522	130,466
Loan and lease operations	82,988	185,446	101,644	253,005	91,021	714,104	87,946	161,143	84,542	185,210	66,950	585,791
At fair value through other comprehensive income	13,357	12,557	6,958	54,452	22,618	109,942	2,464	4,524	3,284	46,456	19,932	76,660
At fair value through profit and loss	58,211	71,858	57,197	198,818	79,497	465,581	40,260	23,334	35,344	152,261	71,730	322,929
Securities	40,577	63,455	48,092	178,565	58,382	389,071	33,262	15,420	32,299	137,612	62,482	281,075
Derivatives	17,634	8,403	9,099	20,253	21,115	76,504	6,998	7,914	3,045	14,649	9,248	41,854
Other financial assets	—	—	6	—	—	6	—	—	—	—	—	—
Financial liabilities	624,542	141,647	122,233	452,797	118,616	1,459,835	508,064	115,876	74,582	309,571	86,135	1,094,228
At amortized cost	607,741	134,640	109,560	426,488	101,753	1,380,182	501,401	106,763	71,460	288,584	77,991	1,046,199
Deposits	370,604	80,456	59,955	277,055	20,940	809,010	272,447	38,873	22,877	154,032	18,831	507,060
Securities sold under repurchase agreements	220,219	3,001	1,962	23,811	24,371	273,364	218,055	4,121	1,700	13,309	19,398	256,583
Interbank market funds	9,542	48,407	36,972	56,482	4,632	156,035	9,845	54,141	41,253	66,818	2,805	174,862
Institutional market funds	6,950	2,247	10,142	67,159	51,810	138,308	600	8,472	4,763	53,452	36,957	104,244
Premium bonds plans	426	529	529	1,981	—	3,465	454	1,156	867	973	—	3,450
At fair value through profit and loss	16,801	7,007	12,673	26,309	16,863	79,653	6,663	9,113	3,122	20,987	8,144	48,029
Derivatives	16,791	7,002	12,672	26,252	16,788	79,505	6,653	9,100	3,096	20,906	8,073	47,828
Structured notes	10	—	1	57	75	143	10	13	26	81	71	201
Other financial liabilities	—	5	—	—	—	5	—	—	—	—	—	—
Difference assets / liabilities (*)	(146,477)	194,156	63,354	115,422	108,781	335,236	(243,314)	266,875	66,695	134,008	117,193	341,457
Cumulative difference	(146,477)	47,679	111,033	226,455	335,236		(243,314)	23,561	90,256	224,264	341,457
Ratio of cumulative difference to total interest-bearing assets	(8.2%)	2.7%	6.2%	12.6%	18.7%		(16.9%)	1.6%	6.3%	15.6%	23.8%

(*)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Summary of Funding from Customers

Funding from customers	12/31/2020			12/31/2019
	0-30 days	Total	%	0-30 days	Total	%
Deposits	370,604	809,010		272,447	507,060
Demand deposits	134,805	134,805	13.2	82,306	82,306	11.5
Savings deposits	179,470	179,470	17.5	144,558	144,558	20.2
Time deposits	55,778	491,234	48.0	44,855	277,166	38.8
Other	551	3,501	0.3	728	3,030	0.4
Funds from acceptances and issuance of securities (1)	1,978	136,638	13.4	4,293	143,569	20.1
Funds from own issue (2)	218	1,985	0.2	235	5,258	0.7
Subordinated debt	6,657	74,916	7.3	2	59,462	8.3

Total	379,457	1,022,549	100.0	276,977	715,349	100.0

(1)
Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.

(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.

Summary of Liquidity Indicators
The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2020	12/31/2019
	%	%
Net assets (1) / customers funds within 30 days (2)	85.2	62.4
Net assets (1) / total customers funds (3)	31.6	24.2
Net assets (1) / total financial assets (4)	23.4	16.6

(1)
Net assets (present value): Cash, Securities purchased under agreements to resell – Funded position and Government securities—available. Detailed in the table Non discounted future flows – Financial assets.

(2)	Table Funding from customers table (Total Funding from customers 0-30 days).
(3)	Table funding from customers (Total funding from customers).
(4)	Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,381,769 (R$ 1,040,865 at 12/31/2019).

Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows
Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2020					12/31/2019
Financial assets (1)	0 - 30	31 -365	366 - 720	Over 720 days	Total	0 - 30	31 - 365	366 - 720	Over 720 days	Total
Cash	46,224	—	—	—	46,224	30,367	—	—	—	30,367
Interbank investments	234,755	43,276	6,273	1,092	285,396	69,756	151,497	1,444	1,191	223,888
Securities purchased under agreements to resell—Collateral held (2)	44,743	—	—	—	44,743	26,797	—	—	—	26,797
Securities purchased under agreements to resell—Collateral repledge	150,474	31,561	—	—	182,035	17,871	144,234	—	—	162,105
Interbank deposits (4)	39,538	11,715	6,273	1,092	58,618	25,088	7,263	1,444	1,191	34,986
Securities	239,964	16,348	17,144	101,908	375,364	131,195	17,669	19,846	108,011	276,721
Government securities—available	226,615	393	379	5,779	233,166	111,487	300	302	4,763	116,852
Government securities—under repurchase commitments	93	3,905	6,749	15,132	25,879	7,744	6,616	12,445	25,366	52,171
Corporate securities—available	13,256	11,113	8,352	51,927	84,648	11,964	10,181	4,967	56,839	83,951
Corporate securities—under repurchase commitments	—	937	1,664	29,070	31,671	—	572	2,132	21,043	23,747
Derivative financial instruments – Net position	17,634	17,502	6,478	34,890	76,504	6,998	10,959	5,355	18,542	41,854
Swaps	4,064	2,952	5,117	33,886	46,019	107	4,039	4,464	17,848	26,458
Options	10,103	8,783	992	540	20,418	4,696	3,043	500	217	8,456
Forwards (onshore)	1,323	757	5	—	2,085	940	1,207	15	—	2,162
Other derivatives	2,144	5,010	364	464	7,982	1,255	2,670	376	477	4,778
Loans and lease operations (3)	60,896	236,173	114,523	317,492	729,084	63,401	197,090	93,203	236,982	590,676
Other financial assets	—	6	—	—	6	—	—	—	—	—

Total financial assets	599,473	313,305	144,418	455,382	1,512,578	301,717	377,215	119,848	364,726	1,163,506

(1)
The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 90,059 (R$ 91,248 at 12/31/2019), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.

(2)	Net of R$ 11,119 (R$ 8,544 at 12/31/2019) which securities are linked to guarantee transactions at B3 S.A. - Brasil, Bolsa, Balcão and the BACEN.
(3)	Net of payment to merchants of R$ 71,820 (R$ 69,050 at 12/31/2019) and the amount of liabilities from transactions related to credit assignments R$ 1,623 (R$ 2,451 at 12/31/2019).
(4)	Includes R$ 32,477 (R$ 18,938 at 12/31/2019) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2020					12/31/2019
Financial liabilities	0 – 30	31 – 365	366 –720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Deposits	369,957	145,085	36,258	344,261	895,561	266,690	69,367	20,555	211,531	568,143
Demand deposits	134,805	—	—	—	134,805	82,306	—	—	—	82,306
Savings deposits	179,470	—	—	—	179,470	144,558	—	—	—	144,558
Time deposit	53,978	143,446	36,182	343,974	577,580	37,570	68,757	20,502	211,395	338,224
Interbank deposits	1,633	1,639	76	287	3,635	2,247	610	53	136	3,046
Other deposits	71	—	—	—	71	9	—	—	—	9
Compulsory deposits	(36,337)	(16,874)	(4,412)	(32,436)	(90,059)	(38,576)	(14,067)	(4,110)	(34,495)	(91,248)
Demand deposits	(6,926)	—	—	—	(6,926)	(4,412)	—	—	—	(4,412)
Savings deposits	(22,672)	—	—	—	(22,672)	(26,234)	—	—	—	(26,234)
Time deposit	(6,739)	(16,874)	(4,412)	(32,436)	(60,461)	(7,930)	(14,067)	(4,110)	(34,495)	(60,602)
Securities sold under repurchase agreements (1)	260,846	5,024	5,183	22,591	293,644	246,499	6,509	5,218	17,585	275,811
Government securities	182,848	2,070	2,414	22,564	209,896	200,499	344	1,720	17,553	220,116
Corporate securities	22,056	2,954	2,769	27	27,806	17,978	2,810	3,498	32	24,318
Foreign	55,942	—	—	—	55,942	28,022	3,355	—	—	31,377
Funds from acceptances and issuance of securities (2)	2,391	40,463	35,189	68,573	146,616	4,335	47,697	39,505	67,435	158,972
Loans and onlending obligations (3)	11,891	64,735	6,239	6,388	89,253	6,368	65,182	6,259	7,462	85,271
Subordinated debt (4)	6,797	8,428	28,994	45,762	89,981	251	6,594	11,794	53,745	72,384
Derivative financial instruments—Net position	16,791	19,674	6,895	36,145	79,505	6,653	12,196	9,458	19,521	47,828
Swaps	7,344	3,612	5,573	35,260	51,789	326	5,218	8,349	19,034	32,927
Option	6,355	12,381	998	528	20,262	3,668	4,567	571	255	9,061
Forward (onshore)	892	13	—	—	905	753	1	—	—	754
Other derivatives	2,200	3,668	324	357	6,549	1,906	2,410	538	232	5,086
Other financial liabilities	—	5	—	—	5	—	—	—	—	—

Total financial liabilities	632,336	266,540	114,346	491,284	1,504,506	492,220	193,478	88,679	342,784	1,117,161

(1)	Includes own and third parties’ portfolios.
(2)
Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.

(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

	12/31/2020					12/31/2019
Off balance commitments	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial Guarantees	2,859	24,491	6,428	35,155	68,933	1,286	19,447	9,359	36,628	66,720
Commitments to be released	128,792	27,144	11,776	153,193	320,905	125,664	22,818	7,064	149,876	305,422
Letters of credit to be released	41,477	—	—	—	41,477	15,013	—	—	—	15,013
Contractual commitments—Fixed and Intangible assets (Notes 13 and 14)	—	36	—	—	36	—	273	—	—	273

Total	173,128	51,671	18,204	188,348	431,351	141,963	42,538	16,423	186,504	387,428

Summary of Off Balance Commitments

	12/31/2020					12/31/2019
Off balance commitments	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial Guarantees	2,859	24,491	6,428	35,155	68,933	1,286	19,447	9,359	36,628	66,720
Commitments to be released	128,792	27,144	11,776	153,193	320,905	125,664	22,818	7,064	149,876	305,422
Letters of credit to be released	41,477	—	—	—	41,477	15,013	—	—	—	15,013
Contractual commitments—Fixed and Intangible assets (Notes 13 and 14)	—	36	—	—	36	—	273	—	—	273

Total	173,128	51,671	18,204	188,348	431,351	141,963	42,538	16,423	186,504	387,428

Summary of Composition Of Capital Adequcy

	12/31/2020	12/31/2019
Available capital (amounts)
Common Equity Tier 1	119,960	117,328
Tier 1	137,157	128,696
Total capital (PR)	151,244	140,596
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,042,207	891,300
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	11.5%	13.2%
Tier 1 ratio (%)	13.2%	14.4%
Total capital ratio (%)	14.5%	15.8%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%) (*)	1.25%	2.5%
Countercyclical buffer requirement (%)	0.0%	0.0%
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	2.25%	3.5%

(*)
For purposes of calculating the Conservation capital buffer, BACEN Resolution 4,783 establishes, for defined periods, percentages to be applied to the RWA value with a gradual increase until April/22, when it reaches 2.5%.

Summary of Subordinated Debt

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	Account balance
					12/31/2020	12/31/2019
Subordinated financial bills—BRL
	—	2012	2020	111% of CDI	—	2
	—			IPCA + 6% to 6.17%	—	49
	6	2011	2021	109.25% to 110.5% of CDI	14	14
	2,307	2012	2022	IPCA + 5.15% to 5.83%	5,484	4,994
	20			IGPM + 4.63%	38	30
	2,333			Total	5,536	5,089
Subordinated euronotes—USD
	990	2010	2020	6.20%	—	4,041
	1,000	2010	2021	5.75%	5,360	4,152
	730	2011	2021	5.75% to 6.20%	3,805	2,952
	550	2012	2021	6.20%	2,858	2,218
	2,600	2012	2022	5.50% to 5.65%	13,764	10,673
	1,851	2012	2023	5.13%	9,677	7,502
	7,721			Total	35,464	31,538
Debt instruments eligible as capital—USD
	740	2019	2029	4.50%	3,865	—
	740			Total	3,865	—
Debt instruments eligible as capital—BRL
	50	2019	2028	CDI + 0.72%	52	—
	2,280		2029	CDI + 0.75%	2,379	—
	2,330			Total	2,431	—

Total					47,296	36,627

Summary of Breakdown of Risk-Weighted Assets of Market Risk (RWAMINT)

	RWA
	12/31/2020	12/31/2019
Credit Risk—standardized approach	921,934	784,730
Credit risk (excluding counterparty credit risk)	778,153	690,474
Counterparty credit risk (CCR)	45,674	31,356
Of which: standardized approach for counterparty credit risk (SA-CCR)	27,119	16,523
Of which: other CCR	18,555	14,833
Credit valuation adjustment (CVA)	5,960	3,494
Equity investments in funds—look-through approach	4,897	7,669
Equity investments in funds—mandate-based approach	623	205
Equity investments in funds—fall-back approach	716	1,133
Securitisation exposures—standardized approach	1,506	—
Amounts below the thresholds for deduction	84,405	50,399
Market Risk	27,481	25,002
Of which: standardized approach (RWA MPAD )	34,351	28,328
Of which: internal models approach (RWA MINT )	22,362	25,002
Operational Risk	92,792	81,568

Total	1,042,207	891,300

Summary of Sensitivity Analysis Impact in Results and Stockholder's Equity

Sensitivity Test	Impact in Income and Stockholders’ Equity (1)
	12/31/2020		12/31/2019
	Private Pension	Insurance	Private Pension	Insurance
Mortality Rates
5% increase	56	2	25	—
5% decrease	(59)	(2)	(37)	(1)
Risk-free Interest Rates
0.1% increase	98	10	61	12
0.1% decrease	(100)	(11)	(63)	(12)
Conversion in Income Rates
5% increase	(9)	—	20	—
5% decrease	9	—	(21)	—
Claims
5% increase	—	(52)	—	(47)
5% decrease	—	52	—	47

(1)	Amounts net of tax effects.

Summary of Risks of Insurance and Private Pension

	01/01 a 12/31/2020			01/01 a 12/31/2019			01/01 a 12/31/2018
	Insurance	Retained	Retention	Insurance	Retained	Retention	Insurance	Retained	Retention
	premiums	premium	(%)	premiums	premium	(%)	premiums	premium	(%)
Individuals
Group accident insurance	849	847	99.8	867	867	100.0	690	689	99.9
Individual accident	192	187	97.3	222	222	100.0	275	280	101.8
Credit life	624	624	100.0	948	946	99.8	881	879	99.8
Group life	956	955	99.9	948	947	99.9	934	937	100.3

Summary of Sensitivity Analysis Presented in Relation to Insurance Operations Demonstrate Impact on Cash Flows Market Value

	12/31/2020		12/31/2019
Class	Account balance	DV01	Account balance	DV01
Government securities
National Treasury Notes (NTN-C)	7,025	(3.11)	5,495	(2.57)
National Treasury Notes (NTN-B)	5,215	(5.42)	8,675	(9.42)
National Treasury Notes (NTN-F)	134	(0.08)	—	—
National Treasury Bills (LTN)	2,098	(0.31)	—	—
Chile Government securities (BTU)	—	—	152	(0.04)
Corporate securities
Indexed to IPCA	22	(0.01)	83	(0.01)
Indexed to PRE	85	—	142	(0.01)
Indexed to CLP	—	—	79	—
Indexed to CLF	—	—	6	—
Shares	1,320	13	6	—
Post-fixed assets	2,414	—	2,297	—
Under agreements to resell	697	—	777	—

Total	19,010		17,712

Summary of Liquidity Risk

		12/31/2020			12/31/2019
Liabilities	Assets	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	2,298	57.8	19.1	2,343	59.1	22.9
IBNR, PDR e PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	838	50.9	27.2	876	49.9	29.0
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	16	16.3	18.3	13	7.9	22.9
Mathematical reserve for benefits to be granted and benefits granted	LFT, repurchase agreements, NTN-B, NTN-C, debentures	17	172.6	24.0	204	16.9	2.6
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	2	204.1	18.3	2	222.4	22.9
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	132	7.0	96.4	250	6.9	104.5
Subtotal	Subtotal	3,303			3,688
Pension plan, VGBL and individual life operations
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	88	109.4	81.3	89	126.2	82.6
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	12	17.4	22.2	13	11.1	20.8
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	68	17.4	22.2	47	11.1	20.8
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	22	17.4	22.2	22	11.1	20.8
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	332	17.4	22.2	318	11.1	20.8
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	3,278	109.4	81.4	2,781	126.2	82.8
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures (3)	205,670	166.5	56.2	204,394	180.6	57.0
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, debentures	6,268	188.5	80.9	5,099	199.8	110.1
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	1,304	188.4	80.9	1,273	199.7	110.1
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	655	188.5	80.9	610	199.8	110.1
Subtotal	Subtotal	217,697			214,646
Total technical reserves	Total backing assets	221,000			218,334

(1)	Gross amounts of Credit Rights, Deposits in Guarantee and Reinsurance.
(2)	DU = Duration in months.
(3)	Excluding PGBL / VGBL reserves allocated in variable income.

Summary of Risk Level of Financial Assets
The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2020
	Financial Assets at Amortized Cost			Financial Assets at Fair Value Through Other Comprehensive Income
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)		Total
Low	3,517	30,614	205,099	1,194	240,424
Medium	—	—	3	—	3
High	—	—	—	—	—

Total	3,517	30,614	205,102	1,194	240,427

%	1.5	12.7	85.3	0.5	100.0

(*)	Includes Derivatives in the amount of R$ 1,336.

	12/31/2019
	Financial Assets at Amortized Cost			Financial Assets at Fair Value Through Other Comprehensive Income
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)		Total
Low	3,027	31,342	197,940	—	232,309
Medium	—	—	2	—	2
High	—	—	—	—	—

Total	3,027	31,342	197,942	—	232,311

%	1.3	13.5	85.2	—	100.0

(*)	Includes Derivatives in the amount of R$ 960.